Financial instruments risk management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments risk management
Note 3 – Financial instruments risk management

The Company is exposed through its operations to the following financial risks:

- Credit risk
- Other market price risk
- Foreign exchange risk
- Global changes in raw-material prices

In common with all other businesses, the Company is exposed to risks that arise from its use of financial instruments. This note describes the Company's objectives, policies and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these financial statements.

There have been no substantive changes in the Company's exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note.

(i) Principal financial instruments

The principal financial instruments used by the Company, from which financial instrument risk arises, are as follows:
- Cash and cash equivalents
- Trade and other receivables
- Financial assets at fair value through profit or loss
- Lease liabilities
- Trade payables

(ii) Financial instruments by category
Financial assets:

	Fair value through profit or loss		Amortized cost
	2023	2022	2023	2022
	NIS in thousands
Cash and cash equivalents	-	-	137,466	150,607
Financial assets at fair value through profit or loss	148,306	160,875	-	-
Trade and other receivables	-	-	170,543	170,794
Total financial assets	148,306	160,875	308,009	321,401

Financial liabilities:

	Amortized cost
	2023	2022
	NIS in thousands
Trade payables	21,622	24,842
Lease liabilities	2,206	3,478
Total financial liabilities	23,828	28,320

(iii) Financial instruments not measured at fair value

Financial instruments not measured at fair value includes cash and cash equivalents, loans to others, trade and other receivables and trade payables.
Due to their short-term nature, the carrying value of cash and cash equivalents, loans to others, trade and other receivables, and trade payables approximates their fair value.

(iv) Financial instruments measured at fair value

The fair value hierarchy of financial instruments measured at fair value is provided below

	Level 1		Level 2		Level 3
	2023	2022	2023	2022	2023	2022
	NIS in thousands
Financial assets at fair value through profit or loss	102,163	116,762	-	-	46,143	44,113

There were no transfers between levels during the period.
There were not any changes with the valuation techniques and significant unobservable inputs used in determining the fair value during the period.

The fair value of the investment in non-tradable participation units is calculated using the asset value method.

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2023	116,762	44,113
Purchases	18,054	-
Disposals	(36,220)	-
Gain (Loss)	3,567	2,030
December 31, 2023	102,163	46,143

General objectives, policies and processes

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is mainly exposed to credit risk from credit sales. It is Company policy, implemented locally, to assess the credit risk of new customers before entering contracts. Such credit ratings are taken into account by local business practices.

The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness before the Company's standard payment and delivery terms and conditions are offered. The Company's review includes external ratings, when available, and in some cases bank references. Purchase limits are established for each customer, which represents the maximum open amount.

Other market price risk

The Company is exposed to price risks of shares, certificate of participation in mutual fund and bonds, which are classified as financial assets carried at fair value through profit or loss.

The effect of a 10% increase in the value of the portfolio securities investment held at the reporting date would, if all other variables held constant, have resulted in an increase in the fair value through profit or loss and net assets of NIS 12,221 thousand (2022: NIS 11,672 thousand). A 10% decrease in their value would, on the same basis, have decreased the fair value through other profit or loss reserve and net assets by the same amount.

Foreign exchange risk

Foreign exchange risk arises when the Company enters into transactions denominated in a currency other than its functional currency. The Company buys its inventories mostly in USD and EURO and sells its products in NIS. Foreign exchange exposures are managed within utilizing forward foreign exchange contracts.

As of December 31, the Company's net exposure to foreign exchange risk was as follows:

	2023	2022
Net foreign currency financial assets/(liabilities)	NIS in thousands
US Dollars	20,363	26,939
EURO	(2,507)	(6,399)
Total net exposure	17,856	20,540

The following table details the Company's sensitivity to a 10% increase and decrease in the NIS against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management's assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit and other equity where the NIS strengthens 10% against the relevant currency. For a 10% weakening of the NIS against the relevant currency, there would be opposite impact on the profit and other equity, and the balances below would be negative.

	US Dollars		EURO
	2023	2022	2023	2022
	NIS in thousands
10% increase	2,036	2,694	251	640
10% decrease	(2,036)	(2,694)	(251)	(640)

Global changes in raw-material prices

Raw material prices are mainly affected by extreme weather fluctuations affecting agricultural crops, crude oil prices, accelerated growth and growing demand in China and India affecting world consumption, rise in living standards mainly in developing countries and speculative transaction in the commodity market. A possible rise in the price of raw materials may lead to higher prices for products by suppliers. Sharp price increases in commodity prices may have a material adverse effect on the Company's operations and business results.